Financial instruments - Contractual future cash outflows for long-term debt (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 200
Interest on long-term debt	2
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	29
Payables and accrued liabilities	590
Cash outflows	821
Electricity swaps	0
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	200
Interest on long-term debt	6
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	38
Payables and accrued liabilities	590
Cash outflows	834
Electricity swaps	5
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	200
Interest on long-term debt	6
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	11
Payables and accrued liabilities	590
Cash outflows	807
Electricity swaps	(4)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	6
Payables and accrued liabilities	0
Cash outflows	6
Electricity swaps	(2)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	4
Payables and accrued liabilities	0
Cash outflows	4
Electricity swaps	(1)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	3
Payables and accrued liabilities	0
Cash outflows	3
Electricity swaps	(1)
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	14
Payables and accrued liabilities	0
Cash outflows	14
Electricity swaps	$ 14